Cover Non-printing	Dec. 14, 2023
Entity Information [Line Items]
Entity Central Index Key	0001057877
Amendment Flag	false
Idaho Power [Member]
Entity Information [Line Items]
Entity Central Index Key	0000049648
Amendment Flag	false